Net loss per share - Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (34,527)	$ 12,758	$ (400,555)	$ (10,001)	$ (136,392)	$ (363,737)
Net loss attributable to common stockholders	$ (34,527)	$ 4,966	$ (400,555)	$ (10,001)	$ (136,392)	$ (363,737)
Basic weighted average number of common shares and common shares equivalents outstanding (in shares)	414,572,706	88,863,244	410,417,493	88,616,116	88,691,582	87,829,419
Diluted weighted average number of common shares and common shares equivalents outstanding (in shares)	414,572,706	248,133,335	410,417,493	88,616,116	88,691,582	87,829,419
Net loss per share attributable to common shareholders - basic (in dollars per share)	$ (0.08)	$ 0.06	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)
Net loss per share attributable to common shareholders - diluted (in dollars per share)	$ (0.08)	$ 0.02	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)